Post-Employment Benefits	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Post-Employment Benefits
NOTE 17: POST-EMPLOYMENT BENEFITS

(€’000)	As at December 31,
	2021	2020
Pension obligations	53	614

Total	53	614

The Group operates a pension plan which requires contributions to be made by the Group to an insurance company. The pension plan is a defined contribution plan. However, because of the Belgian legislation applicable to 2nd pillar pension plans
(so-called
“Law Vandenbroucke”), the Group’s defined contribution plan is accounted under IAS 19.
At the end of each year, the Group is measuring and accounting for the potential impact of defined benefit accounting for these pension plans with a minimum fixed guaranteed return.
The contributions to the plan are determined as a percentage of the yearly salary. There are no employee contributions. The benefit also includes a death in service benefit.
The amounts recognized in the statement of financial position are determined as follows:

(€‘000)	As at December 31,
	2021	2020
Present value of funded obligations	2 408	2 748
Fair value of plan assets	(2 355)	(2 134)

Deficit of funded plans	53	614
Total deficit of defined benefit pension plans	53	614
Liability in the statement of financial position	53	614
The change in the defined benefit liability over the year is as follows:

(€’000)	Present value of obligation	Fair value of plan assets	Total
At January 1, 2020	2 330	1 932	398

Current service cost	233	—	233
Interest expense/(income)	30	38	(8)

	2 593	1 970	623

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	—	—
- Actuarial (Gain)/loss due to change in actuarial assumptions	187	—	187
- Actuarial (Gain)/Loss due to experience	24	—	24

	212	—	212

Employer contributions:	—	220	(220)
Benefits Paid	(57)	(57)	—

At December 31, 2020	2 747	2 133	614

At January 1, 2021	2 747	2 133	614

Current service cost	206	—	206
Interest expense/(income)	18	49	(31)

	2 971	2 182	789

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	—	—
- Actuarial (Gain)/loss due to change in actuarial assumptions	(17)	—	(17)
- Actuarial (Gain)/loss due to change in demographic assumptions	36	—	36
- Actuarial (Gain)/Loss due to experience	(537)	—	(537)

	(518)	—	(518)

Employer contributions:	—	218	(218)
Benefits Paid	(45)	(45)	—

At December 31, 2021	2 408	2 355	53

The plan assets are 100% invested in an insurance product.
The income statement charge included in operating profit for post-employment benefits amount to:

(€’000)	2021	2020	2019
Current service cost	206	233	193
Interest expense on DBO	18	30	44
Expected return on plan assets	(13)	(24)	(40)

Net periodic pension cost	211	239	198

The
re-measurements
included in other comprehensive loss amount to:

(€’000)	2021	2020	2019
Effect of changes in actuarial assumptions	(17)	187	222
Effect of experience adjustments	(537)	24	70
Effect of changes in demographic assumptions	36	—	—
(Gain)/Loss on assets for the year	(36)	(14)	8

Remeasurement of post-employment benefit obligations	(554)	197	301

Plan assets relate all to qualifying insurance policies. The significant actuarial assumptions as per December 31, 2021 were as follows:
Demographic assumptions (for both current and comparative years presented in these year-end
financial statements):

•	Mortality tables: mortality rates- 5 year for the men and 5 year for the women

•	Withdrawal rate: 13.5% for age <55, 0.0% for age ≥55 (vs 15% each year at December 31, 2020)

•	Retirement age: 65 years
Economic assumptions:

•	Yearly inflation rate: 2.0% (vs 1.8% compared to comparative period)

•	Yearly salary raise: 1.5% (above inflation), no change compared to last year

•
Yearly discount rate: 1.0% (vs 0.6% last year). The discount rate reflects the yield on high quality (AA) long-term corporate bonds (within the EURO zone) having the same duration as the duration of the pension liabilities at the valuation date.

If the discount rate would decrease by 0.5% then, the defined benefit obligation would increase by 1.32%.
If the discount rate would increase by 0.5% then the defined benefit obligation would decrease by 0.35%.
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.
Through its defined benefit pension plan, the Group is exposed to several risks, the most significant of which are detailed below:

•	Changes in discount rate: a decrease in discount rate will increase plan liabilities;

•
Inflation risk: the pension obligations are linked to inflation, and higher inflation will lead to higher liabilities. The majority of the plan’s assets are either unaffected by or loosely correlated with inflation, meaning that an increase in inflation will also increase the deficit.

The investment positions are managed by the insurance company within an asset-liability matching framework that has been developed to achieve long-term investments that are in line with the obligations under the pension schemes.
Expected contributions to pension plans for next financial year amount to €0.2 million.